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AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 14, 2012 TO THE CURRENT PROSPECTUSES FOR:

..   EQUI-VEST(R) (SERIES 201)
..   EQUI-VEST(R) (SERIES 100-500)
..   EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS
..   EQUI-VEST(R) EXPRESS/SM/ (SERIES 700)
..   EQUI-VEST(R) EXPRESS/SM/ (SERIES 701)
..   EQUI-VEST(R) (SERIES 800)
..   EQUI-VEST(R) (SERIES 801)
..   EQUI-VEST(R) STRATEGIES (SERIES 900)
..   EQUI-VEST(R) STRATEGIES (SERIES 901)
..   EQUI-VEST(R) TSA ADVANTAGE/SM/
..   EQUI-VEST(R) VANTAGE/SM/
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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

NEW VARIABLE INVESTMENT OPTIONS

Your current prospectus references five new variable investment options available under your EQUI-VEST(R) contract. Please note that these variable investment options will be available on or about May 21, 2012.

Below are the five new variable investment options:

1. AXA Moderate Growth Strategy

2. EQ/AllianceBernstein Dynamic Wealth Strategies

3. AXA Balanced Strategy

4. AXA Conservative Growth Strategy

5. AXA Conservative Strategy

  EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). EQUI-VEST(R) STRATEGIES, EQUI-VEST(R)
   EXPRESS/SM/, EQUI-VEST(R) TSA ADVANTAGE/SM/, EQUI-VEST(R) VANTAGE/SM/ ARE
               ISSUED BY AND ARE SERVICE MARKS OF AXA EQUITABLE.
     DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN CONTRACTS
              CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
               1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.
             COPYRIGHT 2012 AXA EQUITABLE LIFE INSURANCE COMPANY,
                             ALL RIGHTS RESERVED.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

888-128(5/12)

                                                                   149992(5/12)
                                                                         354485

201, 100-500, 700, 701, 800, 801, 900, 901, Empl. Sp., TSA Advantage, Vantage NB